INVESTMENT OPERATIONS - Schedule of Fair Value (Proceeds) and Gains/Losses Realized on Securities Sold in an Unrealized Gain/Loss Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities in an unrealized gain position:
Sales proceeds	$ 1,537	$ 2,000	$ 2,514
Realized gains	47	51	62
Securities in an unrealized loss position:
Sales proceeds	35	34	547
Realized losses	$ (1)	$ (5)	$ (14)